Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]

 Airstrip — 8% on a declining balance basis

 Building — straight line basis over its estimated useful life

 Computer and office equipment — 25% to 33 1/3% on a declining balance basis

 Exploration equipment — 30% on a declining balance basis

              Leased office premises                          -     straight line basis over the shorter of the term of the lease and useful life

 Leasehold improvements — straight line basis over the shorter of the term of the lease and useful life

Disclosure of detailed information about operating lease obligation [Table Text Block]
Operating lease commitments as at August 31, 2019	$1,156,911
Increase in lease payments relating to the operating cost of the office lease	31,794
Discounted using the estimated incremental borrowing rate	(142,895)

Lease obligation recognized on September 1, 2019	$1,045,810

Disclosure of detailed information about consolidated statement of comprehensive loss [Table Text Block]
Increase in depreciation expense	$196,090
Increase in interest on lease obligation	43,530
Decrease in corporate and administrative expenses	(207,063)
Total increase in expenses, decrease in net income and comprehensive income	$32,557